Subsequent Events (Details) - $ / shares	Mar. 13, 2020	Mar. 13, 2019	Mar. 07, 2018	Mar. 28, 2017
ADSs
Subsequent Events
Special dividend		$ 0.3
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted			852,390	679,645
Subsequent Events | 2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted	684,905
Subsequent Events | Employee Incentive Platform | Restricted Share Units | Class A ordinary shares | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted	785,097
Value